BUSINESS COMBINATION (Summary of Unaudited Pro forma Information) (Details) - Multi Group [Member] € in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 EUR (€)
Business combination [Line Items]
Pro forma total revenues	¥ 93,334	€ 12,188	¥ 76,893	€ 11,686
Pro forma net income (loss)	(12,360)	(1,614)	16,576	2,519
Pro forma net income (loss) attributable to 500.com Limited	¥ (11,495)	€ (1,501)	¥ 15,416	€ 2,343